Leases (Tables)	6 Months Ended
Jun. 30, 2022
Leases
Schedule of supplemental balance sheet information related to operating leases

	June 30,	December 31,
	2022	2021
Right-of-use assets, net	$1,700,923	$313,172

Operating lease liabilities - current	463,433	115,330
Operating lease liabilities - non-current	1,390,100	223,291
Total operating lease liabilities	$1,853,533	$338,621

Schedule of weighted average remaining lease terms and discount rates

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	8.55
Weighted average discount rate	4.50%

Schedule of maturities of lease liabilities

Twelve months ending June 30,
2023	$532,481
2024	300,642
2025	234,029
2026	184,950
2027	184,950
Thereafter	739,803
Total future minimum lease payments	2,176,855
Less: imputed interest	323,322
Total	$1,853,533